Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents

18. Cash and cash equivalents

Cash and cash equivalents are analysed as follows:

	31/12/24	31/12/23
Cash on hand	116	125
Bank accounts	20,206	33,485
Total	20,322	33,610

The following tables show the Group’s cash and cash equivalents broken-down by region.

	31/12/24	31/12/23
Europe	10,486	15,356
Asia	5,069	13,449
North America	3,261	3,659
South America	1,337	1,061
Other	169	85
Total	20,322	33,610

For the purpose of the statement of cash flows, cash and cash equivalents comprise the following:

	31/12/24	31/12/23	31/12/22
Cash and cash equivalents in the statement of financial position	20,322	33,610	54,475
Bank overdrafts repayable on demand	(3,328)	(2,037)	(1,754)
Cash and cash equivalents in the statement of cash flows	16,994	31,573	52,721

Bank overdrafts repayable on demand form an integral part of the Group’s cash management (see note 28).